Consolidated Statements of Changes in Shareholder's Equity - EUR (€) € in Thousands	Total	Share capital [Member]	Share premium [Member]	Reserve [Member]	Profit (loss) [Member]
Beginning balance at Dec. 31, 2015	€ 322,076	€ 2,421	€ 403,910	€ (39,580)	€ (44,674)
Beginning balance at Dec. 31, 2015		24,205,129
Net (loss)	(114,531)				(114,531)
Foreign exchange translation	(743)			(743)
Profit (loss) directly recognized in shareholders' equity	(249)			(249)
Total comprehensive (loss)	(115,523)			(992)	(114,531)
Allocation of prior (loss)				(44,674)	44,674
Increase in capital	1,439	€ 44	1,395
Increase in capital, shares		443,699
Treasury shares	(74)			(74)
Issue of share warrants	577		577
Share-based payments	34,353			34,353
Ending balance at Dec. 31, 2016	242,849	€ 2,465	405,882	(50,968)	(114,531)
Ending balance at Dec. 31, 2016		24,648,828
Net (loss)	(147,693)				(147,693)
Foreign exchange translation	3,280			3,280
Profit (loss) directly recognized in shareholders' equity	(177)			(177)
Total comprehensive (loss)	(144,590)			3,103	(147,693)
Allocation of prior (loss)				(114,531)	114,531
Increase in capital	571	€ 34	536
Increase in capital, shares		341,994
Treasury shares	23			23
Issue of share warrants	290		290
Share-based payments	30,781			30,781
Ending balance at Dec. 31, 2017	129,923	€ 2,499	406,709	(131,592)	(147,693)
Ending balance at Dec. 31, 2017		24,990,822
Net (loss)	(166,076)				(166,076)
Foreign exchange translation	(683)			(683)
Profit (loss) directly recognized in shareholders' equity	19			19
Total comprehensive (loss)	(166,740)			(665)	(166,076)
Allocation of prior (loss)				(147,693)	147,693
Increase in capital	132,936	€ 517	132,419
Increase in capital, shares		5,166,955
Treasury shares	(900)			(900)
Issue of share warrants	164		164
Share-based payments	25,904			25,904
Ending balance at Dec. 31, 2018	€ 121,286	€ 3,016	€ 539,292	€ (254,946)	€ (166,076)
Ending balance at Dec. 31, 2018	30,157,777	30,157,777